Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) reporting_unit	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Number of reporting units | reporting_unit	4
Minimum percentage of estimated fair value of reporting unit to be less than carrying amount of goodwill	50.00%
Period required for impairment testing of reporting units	3 years
Deferred revenue	$ 253	$ 60
Current deferred revenue	147
Noncurrent deferred revenue	$ 106
Businesses expected to be disposed within, years	1 year
Minimum
Summary Of Significant Accounting Policies [Line Items]
Revenue, contract period	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenue, contract period	5 years
Aerospace - Commercial and Defense | Revenue Benchmark | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	70.00%	68.00%	64.00%